Retirement Benefit Plans - Company's Plan Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	$ 30,999	$ 24,953	$ 25,129
Fair value measured on recurring basis [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	30,999	24,953
Asset allocation percentage	100.00%	100.00%
Fair value measured on recurring basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	7,084	7,257
Fair value measured on recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	10,268	16,578
Fair value measured on recurring basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	13,647	1,118	1,101
Fair value measured on recurring basis [Member] | Cash and cash equivalents [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	3,937	3,547
Asset allocation percentage	13.00%	14.00%
Fair value measured on recurring basis [Member] | Cash and cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	3,937	3,547
Fair value measured on recurring basis [Member] | Equity securities [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	2,011	1,326
Asset allocation percentage	6.00%	5.00%
Fair value measured on recurring basis [Member] | Equity securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	2,011	1,326
Fair value measured on recurring basis [Member] | Guaranteed insurance contracts [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	12,799	6,493
Asset allocation percentage	41.00%	26.00%
Fair value measured on recurring basis [Member] | Guaranteed insurance contracts [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets		6,493
Fair value measured on recurring basis [Member] | Guaranteed insurance contracts [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	12,799
Fair value measured on recurring basis [Member] | Corporate bonds [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	904	608
Asset allocation percentage	3.00%	2.00%
Fair value measured on recurring basis [Member] | Corporate bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	904	608
Fair value measured on recurring basis [Member] | Government securities [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	1,159	2,407
Asset allocation percentage	4.00%	10.00%
Fair value measured on recurring basis [Member] | Government securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	1,136	2,384
Fair value measured on recurring basis [Member] | Government securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	23	23
Fair value measured on recurring basis [Member] | Equity securities [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	4,725	4,782
Asset allocation percentage	15.00%	19.00%
Fair value measured on recurring basis [Member] | Equity securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	4,725	4,782
Fair value measured on recurring basis [Member] | Money market fund [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	1,240	1,182
Asset allocation percentage	4.00%	5.00%
Fair value measured on recurring basis [Member] | Money market fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	1,240	1,182
Fair value measured on recurring basis [Member] | Corporate [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	2,553	1,831
Asset allocation percentage	8.00%	7.00%
Fair value measured on recurring basis [Member] | Corporate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	2,553	1,831
Fair value measured on recurring basis [Member] | Government [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	774	1,620
Asset allocation percentage	3.00%	7.00%
Fair value measured on recurring basis [Member] | Government [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	774	1,620
Fair value measured on recurring basis [Member] | Mixed securities [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	49	39
Fair value measured on recurring basis [Member] | Mixed securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	49	39
Fair value measured on recurring basis [Member] | Hedge funds [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	848	1,118
Asset allocation percentage	3.00%	5.00%
Fair value measured on recurring basis [Member] | Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of plan assets	$ 848	$ 1,118